Trade and Other Receivables, net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Trade and Other Receivables, net	Trade and Other Receivables, net
Trade and other receivables are recorded at amortized cost, net of allowance for credit losses, and represent a contractual right to receive money on demand or on fixed or determinable dates that are typically short-term with payment due within 90 days or less.

	December 31,
($ thousands)	2020	2019
Trade and other receivables, gross	861,772	897,329
Allowance for credit losses	(15,644)	(22,066)
Trade and other receivables, net	846,128	875,263

The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2020	2019	2018
Balance at beginning of year	(22,066)	(29,407)	(22,795)
(Provisions) recoveries, net	(6,096)	3,480	(7,768)
Amounts written off as uncollectible	9,660	3,405	87
Foreign currency translation	(551)	162	1,461
Other (1)	3,409	294	(392)
Balance at end of year	(15,644)	(22,066)	(29,407)
 (1) Includes the adoption of ASC 326 as of January 1, 2020

We enter into various factoring agreements with third-party financial institutions to sell certain of our trade receivables. We factored trade receivables of $1,531.6 million and $2,629.4 million during the years ended December 31, 2020 and 2019, respectively, under these factoring arrangements, which reduced trade receivables. The cash received from these arrangements is reflected as cash provided by operating activities in the consolidated statements of cash flows. In certain of these factoring arrangements, for ease of administration, we will collect customer payments related to the factored trade receivables, which we then remit to the financial institutions. At December 31, 2020 and 2019, we had $110.1 million and $50.2 million, respectively, that was collected on behalf of the financial institutions and recorded as other current liabilities in the consolidated balance sheets. The net cash flows relating to these collections are reported as financing activities in the consolidated statements of cash flows.